Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(1)(2)	Total Shareholder Return	Peer Group Total Shareholder Returns(3)	Net Income (Loss) ($ millions)	Adjusted EPS(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$6,473,964	$12,912,659	$1,639,651	$3,093,694	$188.13	$138.24	$37.8	$2.88
2022	6,050,371	2,137,083	2,487,573	1,569,045	105.71	113.15	(99.8)	2.88
2021	6,732,304	10,230,853	1,892,820	2,697,931	159.12	137.26	2.9	3.28

Company Selected Measure Name	Adjusted earnings per share ("Adjusted EPS")
Named Executive Officers, Footnote
(1) Mr. Bartolacci served as our principal executive officer ("PEO") for the full fiscal year in each of 2023, 2022, and 2021. Our non-PEO named executive officers (NEOs) included: (a) for fiscal year 2023, Messrs. Gackenbach, Kohl, Nicola, and Walters; (b) for fiscal year 2022, Messrs. Babe, Gackenbach, Nicola, and Walters; and (c) for fiscal year 2021, Messrs. Dunn, Gackenbach, Kohl, and Nicola.

Peer Group Issuers, Footnote
(3) The Peer Group for which Total Shareholder Return is provided in column (g) is our compensation benchmarking peer group, comprised of the following companies:

Company	FY2023	FY2022	FY2021
Altra Industrial Motion Corp.	Y
Barnes Group Inc.	Y	Y	Y
Columbus McKinnon Corporation	Y
Deluxe Corporation	Y	Y	Y
EnPro Industries, Inc.	Y	Y	Y
Graco Inc.	Y	Y	Y
Hillenbrand, Inc.	Y	Y	Y
ICF International, Inc.	Y	Y	Y
InnerWorkings, Inc.			Y
John Wiley & Sons, Inc.	Y	Y	Y
Kaman Corporation	Y	Y	Y
Mativ Holdings, Inc.	Y	Y	Y
MDC Partners Inc.			Y
Meredith Corporation			Y
Minerals Technologies Inc.	Y	Y	Y
Moog Inc.	Y	Y	Y
MSA Safety Incorporated	Y	Y	Y
Service Corporation International	Y	Y	Y
Stagwell Inc.	Y	Y
Standex International Corporation	Y	Y	Y
Teledyne Technologies Incorporated		Y	Y
TriMas Corporation	Y	Y	Y
Viad Corp			Y
Woodward, Inc.	Y	Y	Y

PEO Total Compensation Amount	$ 6,473,964	$ 6,050,371	$ 6,732,304
PEO Actually Paid Compensation Amount	$ 12,912,659	2,137,083	10,230,853
Adjustment To PEO Compensation, Footnote
(2) The following amounts were deducted from / added to the Summary Compensation Table ("SCT") total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid ("CAP") to our principal executive officer ("PEO") and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

Fiscal Year	2023	2022	2021
SCT Total	$6,473,964	$6,050,371	$6,732,304
- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	(76,768)	—	(284,123)
+ Service Cost of Pension in Fiscal Year	—	—	36,141
+ Prior Service Cost of Pension in Fiscal Year	—	—	(577,796)
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(4,152,750)	(3,819,500)	(3,639,530)
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	5,836,500	2,577,150	5,875,619
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	4,108,538	(3,263,603)	1,703,786
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	370,057	282,746	107,662
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	353,118	309,919	276,790
Compensation Actually Paid	$12,912,659	$2,137,083	$10,230,853

Non-PEO NEO Average Total Compensation Amount	$ 1,639,651	2,487,573	1,892,820
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,093,694	1,569,045	2,697,931
Adjustment to Non-PEO NEO Compensation Footnote
(2) The following amounts were deducted from / added to the Summary Compensation Table ("SCT") total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid ("CAP") to our principal executive officer ("PEO") and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

Fiscal Year	2023	2022	2021
Average SCT Total	$1,639,651	$2,487,573	$1,892,820
- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	(22,356)	—	(76,313)
+ Service Cost of Pension in Fiscal Year	—	—	76,083
+ Prior Service Cost of Pension in Fiscal Year	—	—	(125,590)
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(688,665)	(1,610,875)	(797,742)
± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	967,886	1,179,746	1,287,866
± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	1,041,784	(625,793)	365,060
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	76,351	52,003	17,226
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	79,043	86,391	58,521
Compensation Actually Paid	$3,093,694	$1,569,045	$2,697,931

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
•Adjusted Net Income
•Adjusted EBITDA
•Economic Value Added
•Adjusted Operating Cash Flow
•Adjusted EPS
•Return on Invested Capital

Total Shareholder Return Amount	$ 188.13	105.71	159.12
Peer Group Total Shareholder Return Amount	138.24	113.15	137.26
Net Income (Loss)	$ 37,800,000	$ (99,800,000)	$ 2,900,000
Company Selected Measure Amount	2.88	2.88	3.28
PEO Name	Mr. Bartolacci
Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	•Economic Value Added
Measure:: 4
Pay vs Performance Disclosure
Name	•Adjusted Operating Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	•Adjusted EPS
Non-GAAP Measure Description
(4) Adjusted earnings per share ("Adjusted EPS") is a Non-GAAP financial measure. Adjusted EPS provides the Company with an understanding of the results from the primary operations of the business by excluding the effects of certain acquisition, divestiture, and system-integration costs, and items that do not reflect the ordinary earnings of its operations. Fiscal year 2023 Adjusted EPS reflects GAAP EPS adjusted for acquisition and divestiture items, strategic initiatives and other charges, highly inflationary accounting impacts (primarily non-cash), defined benefit plan termination related items, non-service pension and postretirement expense, and intangible amortization expense. Fiscal year 2022 Adjusted EPS reflects GAAP EPS adjusted for acquisition and divestiture items, strategic initiatives and other charges, highly inflationary accounting impacts (primarily non-cash), defined benefit plan termination related items, asset write-downs, net, goodwill write-downs, non-service pension and postretirement expense, and intangible amortization expense. Fiscal year 2021 Adjusted EPS reflects GAAP EPS adjusted for acquisition and divestiture items, strategic initiatives and other charges, non-service pension and postretirement expense, intangible amortization expense, and tax-related items. Adjusted EPS provides management with insight into the earning value for shareholders excluding certain costs, not related to the Company’s primary operations. Likewise, this measure may be useful to an investor in evaluating the underlying operating performance of the Company’s business overall, as well as performance trends, on a consistent basis.

Measure:: 6
Pay vs Performance Disclosure
Name	•Return on Invested Capital
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (76,768)	$ 0	$ (284,123)
PEO | Pension Adjustment, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	36,141
PEO | Pension Adjustment, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(577,796)
PEO | Stock Awards Adjustment, Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,152,750)	(3,819,500)	(3,639,530)
PEO | Stock Awards Granted In Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,836,500	2,577,150	5,875,619
PEO | Stock Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,108,538	(3,263,603)	1,703,786
PEO | Stock Awards Granted In Current Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Stock Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	370,057	282,746	107,662
PEO | Stock Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Stock Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	353,118	309,919	276,790
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,356)	0	(76,313)
Non-PEO NEO | Pension Adjustment, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	76,083
Non-PEO NEO | Pension Adjustment, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(125,590)
Non-PEO NEO | Stock Awards Adjustment, Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(688,665)	(1,610,875)	(797,742)
Non-PEO NEO | Stock Awards Granted In Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	967,886	1,179,746	1,287,866
Non-PEO NEO | Stock Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,041,784	(625,793)	365,060
Non-PEO NEO | Stock Awards Granted In Current Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Stock Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,351	52,003	17,226
Non-PEO NEO | Stock Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Stock Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 79,043	$ 86,391	$ 58,521